Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Amortization Of Deferred Financing Costs And Capitalized Interest

The following table outlines our gross interest, including unused commitment and other fees and amortization of deferred financing costs, and capitalized interest for the three and six months ended June 30, 2013 (in thousands):

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Gross interest	$2,028	$2,398
Capitalized interest	2,028	2,028

Interest expense	$—	$370